Related Party Transactions - Additional information (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Related Party Transactions
Share-based payment expense for non-executive directors	€ 687,000	€ 229,000	€ 904,000	€ 554,000
Non-Executive Directors | Warrant
Related Party Transactions
Share-based payment expense for non-executive directors			455,000	800,000
Cochlear | Construction in progress
Related Party Transactions
Additions			€ 0	€ 52,000